U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 164

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 167

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Matthew J. Beck

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on September 8, 2020 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/X/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation on New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 160 (“PEA #160”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on June 23, 2020. Pursuant to Rule 485(a)(2), that filing was expected to become effective on September 6, 2020.

This Post-Effective Amendment No. 164 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 8, 2020 as the new effective date for PEA #160.

This Post-Effective Amendment No. 164 incorporates by reference the information contained in Parts A, B, and C of PEA #160.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 164 to its Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on September 4, 2020.

ULTIMUS MANAGERS TRUST

By:	/s/ David R. Carson
David R. Carson
President

Pursuant to the requirements of the Securities Act, this PEA has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Dorsey	Trustee	September 4, 2020
Robert G. Dorsey

*	Trustee	September 4, 2020
David M. Deptula

*	Trustee	September 4, 2020
Janine L. Cohen

*	Trustee	September 4, 2020
Jacqueline A. Williams

*	Trustee	September 4, 2020
Clifford N. Schireson

*	Trustee	September 4, 2020
Robert E. Morrison

/s/ Jennifer L. Leamer	Treasurer/Controller/Principal Financial Officer	September 4, 2020
Jennifer L. Leamer

/s/ Todd Heim	Vice President	September 4, 2020
Todd Heim

/s/ Matthew J. Beck	Attorney-in-Fact*	September 4, 2020
Matthew J. Beck